Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 3,277,670	¥ 2,823,769
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	16,416	18,933
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,838,933	1,674,036
Japan | Consumer borrowers | Consumer - Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,560,832	1,375,380
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		245,139	264,323
Japan | Consumer borrowers | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		32,962	34,333
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		608,593	597,477
Japan | Corporate borrowers | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		288,851	278,076
Japan | Corporate borrowers | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		53,067	18,318
Japan | Corporate borrowers | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		266,675	301,083
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		813,728	533,323
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		49,915	54,987
Overseas | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 763,813	¥ 478,336

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.